TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense (income) are as follows:

(in thousands of $)	2012	2011	2010
Current tax expense:
U.K.	2,101	2,733	1,030
Indonesia	6,828	—	—
Brazil	1,002	1,363	1,595
Total current tax expense	9,931	4,096	2,625
Deferred tax expense (income):
U.K.	91	886	(1,198)
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 29)	(7,257)	(6,687)	—
Total income tax expense (income)	2,765	(1,705)	1,427

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2012	2011
Deferred tax assets, gross and net	531	622